Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Dividends
Schedule of dividends

	2020			2019			2018
	Cents per			Cents per			Cents per
	share		$m	share		$m	share		$m
Dividends relating to reporting year:
First interim ordinary dividend	5.37	¢	140	20.29	¢	528	20.55	¢	530
Second interim ordinary dividend	10.73	¢	280	25.97	¢	675	42.89	¢	1,108
Total	16.10	¢	420	46.26	¢	1,203	63.44	¢	1,638
Dividends paid in reporting year:
Current year first interim ordinary dividend	5.37	¢	140	20.29	¢	526	20.55	¢	530
Second interim ordinary dividend for prior year	25.97	¢	674	42.89	¢	1,108	43.79	¢	1,132
Total	31.34	¢	814	63.18	¢	1,634	64.34	¢	1,662